COMPUTERS, FURNITURE AND EQUIPMENT-NET	12 Months Ended
Dec. 31, 2011
COMPUTERS, FURNITURE AND EQUIPMENT-NET
COMPUTERS, FURNITURE AND EQUIPMENT-NET

6. COMPUTERS, FURNITURE AND EQUIPMENT—NET

        Computers, furniture and equipment-net consists of:

	As of December 31,
(in thousands)	2010	2011
Computers and software	$5,881	$8,192
Furniture and fixtures	562	748
Leasehold improvements	229	635

	6,672	9,575
Less accumulated depreciation and amortization	(4,877)	(6,241)

Computers, furniture and equipment—net	$1,795	$3,334

        Computers and software includes equipment under capital leases totaling approximately $1.7 million and $2.5 million at December 31, 2010 and 2011, respectively. Accumulated depreciation on equipment under capital leases totaled approximately $0.7 million and $1.4 million as of December 31, 2010 and 2011, respectively. Depreciation and amortization expense associated with computers, furniture and equipment was $1.1 million, $1.1 million and $1.4 million for the years ended December 31, 2009, 2010 and 2011, respectively.

        In connection with the business combinations described in Note 4, the Company acquired fixed assets with fair values of $1.3 million during 2011.